Loans And Allowance For Credit Losses (Key Economic Assumptions Used In Measuring The Fair Value Of The Senior Beneficial Interests) (Details)	Mar. 31, 2012	Mar. 31, 2011
Maximum [Member]
Key economic assumptions used in measuring the fair value of the senior beneficial interests:
One month forward rate	0.78%	0.79%
Credit spread	7.16%	7.20%
Minimum [Member]
Key economic assumptions used in measuring the fair value of the senior beneficial interests:
One month forward rate	(0.28%)	(0.22%)
Credit spread	2.49%	2.80%